Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Sensitivity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Euro and all major currencies
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%
Euro and Brazilian real
FINANCIAL RISK FACTORS
Upward/downward shift			25.00%
Euro and all other major currencies
FINANCIAL RISK FACTORS
Upward/downward shift			10.00%
Derivatives held within a designated cash flow hedge relationship
FINANCIAL RISK FACTORS
Effect of downward shift in exchange rates on other comprehensive income	€ 62	€ 71	€ 79
Effect of upward shift of exchange rate on other comprehensive income	€ (62)	€ (71)	€ (79)
Embedded derivatives
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on net other non-operating expense	€ 11	€ 15	€ 23
Effect of upward shift in exchange rates on net other non-operating expense	€ (11)	€ (15)	€ (23)
FX option held in connection with the acquisition of Qualtrics
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on net other non-operating expense	€ (29)	€ 0	€ 0
Effect of upward shift in exchange rates on net other non-operating expense	€ 559	€ 0	€ 0